UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK‡ — 97.1%
	Shares	Value
BUSINESS SERVICES — 24.2%
Alliance Data Systems Corp.*	552,239	$159,503,191
Cognizant Technology Solutions Corp., Cl A*	4,100,122	221,939,604
Equinix REIT	693,336	150,356,845
IHS Inc., Cl A*	1,145,655	131,899,260
Visa Inc., Cl A	876,009	223,303,454

		887,002,354

CONSUMER DISCRETIONARY — 11.4%
Amazon.com Inc.*	496,118	175,888,714
Nike Inc., Cl B	1,236,979	114,111,313
Twenty-First Century Fox, Cl A	3,811,569	126,391,628

		416,391,655

ENERGY — 1.8%
FMC Technologies Inc.*	1,788,946	67,049,696

FINANCIALS — 8.0%
Charles Schwab Corp.	5,609,400	145,732,212
T Rowe Price Group Inc.	1,875,215	147,616,925

		293,349,137

HEALTH CARE — 26.4%
Actavis PLC*	347,784	92,698,347
Celgene Corp.*	2,339,931	278,826,178
Gilead Sciences Inc.*	2,657,643	278,600,716
Illumina Inc. (A)*	1,157,441	225,920,909
Intuitive Surgical Inc.*	179,237	88,629,112

		964,675,262

INFORMATION TECHNOLOGY — 18.2%
Apple Inc.	1,492,148	174,820,059
ARM Holdings ADR (A)	3,960,492	185,509,445
Google Inc., Cl A*	195,025	104,835,689
Google Inc., Cl C*	173,761	92,878,730
Stratasys Ltd.*	1,358,143	107,958,787

		666,002,710

MATERIALS — 2.5%
Ecolab Inc.	892,872	92,653,327

TELECOMMUNICATION SERVICES — 4.6%
American Tower Corp. REIT, Cl A	1,713,685	166,141,761

TOTAL COMMON STOCK (Cost $2,361,769,732)		3,553,265,902

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2015
(Unaudited)

SHORT-TERM INVESTMENT — 1.8%
	Shares/Face Amount	Value
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.010% (B) (Cost $65,181,461)	65,181,461	$65,181,461

REPURCHASE AGREEMENT — 2.4%
BNP Paribas (C)(D) 0.100%, dated 01/30/15, to be repurchased on 02/02/15, Repurchase price $88,650,739 (collateralized by U.S. Treasury Obligations, ranging in par value $7,000-$60,216,700, 0.63% — 6.63%, 02/15/27-05/15/43, U.S. Treasury Notes ranging in par value $1,000-$ 8,451,400, 0.25%-2.63%, 03/31/15-01/15/25 and U.S Treasury Bills ranging in par value $624,700-$990,000, 0.00%, 03/12/15-04/02/15, with a total market value of $90,423,401) (Cost $88,650,000)	$88,650,000	88,650,000

TOTAL INVESTMENTS — 101.3% (Cost $2,515,601,193)†		$3,707,097,363

Percentages are based on Net Assets of $3,660,077,776.

*	Non-income producing security.

(A)	This security or a portion of this security is on loan at January 31, 2015. The total market value of securities on loan at January 31, 2015 was $88,676,100.

(B)	The rate reported is the 7-day effective yield as of January 31, 2015.

(C)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of January 31, 2015 was $88,650,000.

(D)	Tri-Party Repurchase Agreement.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $2,515,601,193, and the unrealized appreciation and depreciation were $1,265,598,334 and $(74,102,164), respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,553,265,902	$—	$—	$3,553,265,902
Short-Term Investment	65,181,461	—	—	65,181,461
Repurchase Agreement	—	88,650,000	—	88,650,000

Total Investments in Securities	$3,618,447,363	$88,650,000	$—	$3,707,097,363

For the quarter ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2015, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015